Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenues	$ 3,618,902	$ 2,659,941	$ 1,984,219
Company-operated restaurant expenses:
Food and paper	(1,227,293)	(899,077)	(677,087)
Payroll and employee benefits	(668,764)	(482,608)	(413,074)
Occupancy and other operating expenses	(967,690)	(772,169)	(624,154)
Royalty fees	(194,522)	(131,401)	(110,957)
Franchised restaurants – occupancy expenses	(68,028)	(50,627)	(43,512)
General and administrative expenses	(239,263)	(210,909)	(171,382)
Other operating income (expenses), net	11,080	26,369	(10,807)
Total operating costs and expenses	(3,354,480)	(2,520,422)	(2,050,973)
Operating income (loss)	264,422	139,519	(66,754)
Net interest expense and other financing results	(43,750)	(49,546)	(33,392)
Loss from derivative instruments	(10,490)	(5,183)	(2,297)
Foreign currency exchange results	16,501	(9,189)	(31,707)
Other non-operating (expenses) income, net	(287)	2,185	2,296
Income (loss) before income taxes	226,396	77,786	(131,854)
Income tax expense	(85,476)	(31,933)	(17,532)
Net income (loss)	140,920	45,853	(149,386)
Less: Net income attributable to non-controlling interests	(577)	(367)	(65)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 140,343	$ 45,486	$ (149,451)
Eearnings per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.67	$ 0.22	$ (0.72)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.67	$ 0.22	$ (0.72)
Sales by Company-operated restaurants
REVENUES
Revenues	$ 3,457,491	$ 2,543,907	$ 1,894,618
Revenues from franchised restaurants
REVENUES
Revenues	$ 161,411	$ 116,034	$ 89,601